Summary of Significant Accounting Policies (Details)		1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 11, 2020 USD ($)	Jun. 25, 2020 USD ($)	Oct. 20, 2015	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 HKD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Net loss				$ (1,219,000)	$ (964,037)	$ (866,823)	$ (677,739)	$ (1,001,033)	$ (596,985)			$ (1,863,253)		$ (1,425,181)
Accumulated deficit				(10,463,241)						$ (10,463,241)		(7,413,381)		(5,550,128)
Operating activities										(3,061,955)	$ (3,685,213)	(4,573,352)		(424,048)
Company issuance share value		$ 100,000,000								100,000,000		$ 100,000,000		5,677,891
Issuance of common stock value	$ 931,000
Net profiit			100.00%									100.00%	100.00%
Allowances for slow-moving and obsolete inventory				47,257						$ 47,257		$ 44,237		0
Useful life of intangible assets										3 years		3 years	3 years
Right-of-use assets				1,525,461						$ 1,525,461		$ 702,952
Operating lease liabilities				659,280						659,280		346,629
Noncontrolling interest				57,347						93,902
Cash in state-owned banks				171,177						171,177		1,065,936		6,072,637
Cash denominated in RMB with a U.S. dollar equivalent										66,779		733,849		1,395,104
Federal Deposit Insurance Corporation										250,000		250,000
Deposit protection				64,000						64,000						$ 500,000
Safe campus intelligence control systems, sold										117,325
Face temperature measurement access control products				17,905
Net loss												1,860,000		1,430,000
Accumulated deficit												7,410,000
Negative cash flows from operations												$ 4,570,000
Equity method ownership percentage, description												The accompanying consolidated financial statements include the financial statements of the Company and its 100% owned subsidiaries “Shuhai Skill (HK)”, and “Tianjin Information”, and its VIE, Shuhai Beijing, and Shuhai Beijing’s 100% owned subsidiaries – Xunrui and Guozhong Times. All significant inter-company transactions and balances have been eliminated in consolidation.	The accompanying consolidated financial statements include the financial statements of the Company and its 100% owned subsidiaries “Shuhai Skill (HK)”, and “Tianjin Information”, and its VIE, Shuhai Beijing, and Shuhai Beijing’s 100% owned subsidiaries – Xunrui and Guozhong Times. All significant inter-company transactions and balances have been eliminated in consolidation.
Prepaid expense non-current														500,000
Right-of-use assets												$ 702,952
Car lease amount												10,171
Operating lease liabilities												692,781
Operating lease current and non-current												$ 687,902
Tax benefit percentage												50.00%
Research and development expense												$ 168,248		$ 1,114,486
Cash in state-owned banks												71,806	¥ 500,000
U.S. financial institutions [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balance not insured				80,265						80,265		65,000
Cash balance				24,133						24,133		315,735
Financial Institutions in Hong Kong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balance												$ 16,352
Consolidated Financial Statement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net loss										3,050,000	$ 2,280,000
Accumulated deficit				$ 10,460,000						10,460,000
Operating activities										$ 3,060,000
Shuhai Information Skill (HK) Limited [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest				100.00%						100.00%					100.00%	100.00%
Shuhai Beijing [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest				100.00%						100.00%					100.00%	100.00%
Equity option agreement, description			the Shuhai Beijing Shareholders and Tianjin Information entered into an equity option agreement (the “Option Agreement”) on October 27, 2015, pursuant to which the Shuhai Beijing Shareholders granted Tianjin Information or its designee(s) the irrevocable right and option to acquire all or a portion of Shuhai Beijing Shareholders’ equity interests in Shuhai Beijing for RMB 0.001 for each capital contribution of RMB1.00. Pursuant to the terms of the Option Agreement, Tianjin Information and the Shuhai Beijing shareholders agreed to certain restrictive covenants to safeguard the rights of Tianjin Information under the option Agreement. Tianjin Information agreed to pay RMB1.00 annually to Shuhai Beijing Shareholders to maintain the option rights. Tianjin Information may terminate the Option Agreement upon written notice. The Option Agreement is valid for 10 years from the effective date and renewable at Tianjin Information’s option.
Zhangxun [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest				69.81%						69.81%					69.81%	69.81%
Shuhai Nanjing [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest				99.00%						99.00%					99.00%	99.00%
Lease Agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating lease liabilities				$ 1,436,735						$ 1,436,735
Zhangxun [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest				30.19%						30.19%					30.19%	30.19%
Shuhai Nanjing [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest				1.00%						1.00%					1.00%	1.00%
Shuhai Beijing [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity option agreement, description												Information or its designee(s) the irrevocable right and option to acquire all or a portion of Shuhai Beijing Shareholders’ equity interests in Shuhai Beijing for an option price of RMB 0.001 for each capital contribution of RMB1.00. Pursuant to the terms of the Option Agreement, Tianjin Information and the Shuhai Beijing shareholders have agreed to certain restrictive covenants to safeguard the rights of Tianjin Information under the option Agreement. Tianjin Information agreed to pay RMB1.00 annually to Shuhai Beijing Shareholders to maintain the option rights. Tianjin Information may terminate the Option Agreement upon prior written notice. The Option Agreement is valid for a period of 10 years from the effective date and renewable at Tianjin Information’s option.	Information or its designee(s) the irrevocable right and option to acquire all or a portion of Shuhai Beijing Shareholders’ equity interests in Shuhai Beijing for an option price of RMB 0.001 for each capital contribution of RMB1.00. Pursuant to the terms of the Option Agreement, Tianjin Information and the Shuhai Beijing shareholders have agreed to certain restrictive covenants to safeguard the rights of Tianjin Information under the option Agreement. Tianjin Information agreed to pay RMB1.00 annually to Shuhai Beijing Shareholders to maintain the option rights. Tianjin Information may terminate the Option Agreement upon prior written notice. The Option Agreement is valid for a period of 10 years from the effective date and renewable at Tianjin Information’s option.
Concentration of credit risk, description												Cash was maintained at financial institutions in Hong Kong, and were insured by the Hong Kong Deposit Protection Board up to a limit of HK $500,000 (approximately $64,000). As of June 30, 2020, the cash balance of approximately $16,352 was maintained at financial institutions in Hong Kong.	Cash was maintained at financial institutions in Hong Kong, and were insured by the Hong Kong Deposit Protection Board up to a limit of HK $500,000 (approximately $64,000). As of June 30, 2020, the cash balance of approximately $16,352 was maintained at financial institutions in Hong Kong.
Concentration of Credit Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash in state-owned banks				$ 76,000						$ 76,000					¥ 500,000